Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                   (Unaudited)

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $82,521,659)                                        $ 83,280,329
   Cash                                                                                                        1,090
   Receivable for investments sold                                                                             1,786
   Interest and dividends receivable                                                                         838,867
   Deferred organization costs (Note 1E)                                                                       4,984
   Miscellaneous receivable                                                                                      435
   Prepaid expenses                                                                                            4,062
                                                                                                        ------------
       Total assets                                                                                       84,131,553

Liabilities
   Payable for delayed delivery transactions (Note 7)                                $ 3,760,937
   Distribution payable                                                                  337,111
   Payable for variation margin on financial futures contracts (Note 6)                    3,047
   Options written, at value (premiums received, $57,516) (Note 6)                        33,854
   Accrued accounting, custody and transfer agent fees                                    18,532
   Accrued trustees' fees and expenses (Note 2)                                            1,914
   Accrued expenses and other liabilities                                                 15,442
                                                                                     -----------
       Total liabilities                                                                                   4,170,837
                                                                                                        ------------
Net Assets                                                                                              $ 79,960,716
                                                                                                        ============
Net Assets consist of:
   Paid-in capital                                                                                      $ 78,216,652
   Undistributed net investment income                                                                       411,280
   Accumulated net realized gain                                                                             547,796
   Net unrealized appreciation                                                                               784,988
                                                                                                        ------------
Total Net Assets                                                                                        $ 79,960,716
                                                                                                        ============
Shares of beneficial interest outstanding                                                                  4,136,406
                                                                                                        ============
Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      19.33
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest income                                                                                       $ 2,430,601
   Dividend income                                                                                            12,557
                                                                                                         -----------
       Total investment income                                                                             2,443,158

Expenses
   Investment advisory fee (Note 2)                                                        $ 145,294
   Accounting, custody and transfer agent fees                                                49,261
   Professional services                                                                      10,099
   Registration fees                                                                           8,565
   Trustees' fees and expenses (Note 2)                                                        3,990
   Insurance expense                                                                           2,971
   Amortization of organization costs (Note 1E)                                                1,229
   Miscellaneous                                                                               1,987
                                                                                           ---------
       Total expenses                                                                        223,396

Deduct --
   Waiver of investment advisory fee (Note 2)                                                (78,102)
                                                                                           ---------
       Net expenses                                                                                          145,294
                                                                                                         -----------
          Net investment income                                                                            2,297,864
                                                                                                         -----------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                                    $ 461,427
       Financial futures contracts                                                            (4,209)
       Written option transactions                                                           109,733
                                                                                           ---------
          Net realized gain                                                                                  566,951

   Change in unrealized appreciation (depreciation)
       Investment securities                                                                (249,174)
       Financial futures contracts                                                           (12,922)
       Written options                                                                        (5,048)
                                                                                           ---------
          Net change in unrealized appreciation (depreciation)                                              (267,144)
                                                                                                         -----------
       Net realized and unrealized gain                                                                      299,807
                                                                                                         -----------
Net Increase in Net Assets from Operations                                                               $ 2,597,671
                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                June 30, 1998         Year Ended
                                                                                 (Unaudited)       December 31, 1997
                                                                               -----------------   -----------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                         $  2,297,864         $ 3,304,308
   Net realized gain                                                                  566,951              76,622
   Change in unrealized appreciation (depreciation)                                  (267,144)          1,060,405
                                                                                 ------------         -----------
   Net increase in Net Assets from Investment Operations                            2,597,671           4,441,335
                                                                                 ------------         -----------
Distributions to Shareholders
   From net investment income                                                      (1,891,183)         (3,318,681)
   From net realized gains on investments                                             (87,332)            (57,788)
                                                                                 ------------         -----------
   Total distributions to shareholders                                             (1,978,515)         (3,376,469)
                                                                                 ------------         -----------
Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                16,275,718          38,654,192
   Value of shares issued to shareholders in
      payment of distributions declared                                             1,380,904           2,705,708
   Cost of shares redeemed                                                        (12,895,297)         (3,329,835)
                                                                                 ------------         -----------
   Net increase in Net Assets from Fund share transactions                          4,761,325          38,030,065
                                                                                 ------------         -----------

Total Increase in Net Assets                                                        5,380,481          39,094,931

Net Assets
   At beginning of period                                                          74,580,235          35,485,304
                                                                                 ------------         -----------
   At end of period (including undistributed net investment income of
      $411,280 and $4,599, respectively)                                         $ 79,960,716         $74,580,235
                                                                                 ============         ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                              Financial Highlights
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                      Year Ended December 31,
                                              June 30, 1998        -------------------------------------------
                                               (Unaudited)           1997              1996             1995 +
                                               -----------         ---------         ---------         -------
Net Asset Value, Beginning of Period              $ 19.17          $  18.73          $  20.52          $20.00
                                                  -------          --------          --------          ------
Investment Operations
   Net investment income *                           0.60              1.11              1.16            0.53
   Net realized and unrealized gain
      (loss) on investments                          0.08              0.46             (0.52)           0.64
                                                  -------          --------          --------          ------
Total from investment operations                     0.68              1.57              0.64            1.17
                                                  -------          --------          --------          ------

Less distributions to shareholders
   From net investment income                       (0.50)            (1.11)            (1.15)          (0.53)
   In excess of net investment income                  --                --                --           (0.12)
   From net realized gains on
      investments                                   (0.02)            (0.02)            (1.28)             --
                                                  -------          --------          --------          ------
Total distributions to shareholders                 (0.52)            (1.13)            (2.43)          (0.65)
                                                  -------          --------          --------          ------
Net Asset Value, End of Period                    $ 19.33          $  19.17          $  18.73          $20.52
                                                  =======          ========          ========          ======

Total Return                                         3.58%             8.59%             3.77%           5.79%

Ratios/Supplemental Data
   Expenses (to average daily net assets)*           0.40%++           0.40%             0.40%           0.40%++
   Net investment income (to average
      daily net assets)*                             6.32%++           6.58%             6.57%           6.64%++

   Portfolio Turnover                                  84%              103%              124%            389%

   Net Assets, End of Period (000's
      omitted)                                    $79,961          $ 74,580          $ 35,485          $8,046

----------------------------------------
*  The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

   Net investment income per share                $  0.58          $   1.06          $   1.04          $ 0.29
   Ratios (to average daily net
      assets):
          Expenses                                   0.61%++           0.74%             1.06%           1.29%++
          Net investment income                      6.11%++           6.24%             5.91%           5.75%++

+ For the period from July 3, 1995 (start of business) to December 31, 1995. ++ Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security                                                    Rate          Maturity           Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 95.2%

Asset Backed -- 9.7%
ACLC 1997-1 B1A Non-ERISA FRN(a)                           6.448%        03/25/2027        $1,095,052   $  1,085,984
Advanta Mortgage Loan Trust 1997-3 A7 ERISA                6.920%        10/25/2028           550,000        559,518
Chase Credit Card Master Trust
  1997-3 A Non-ERISA                                       6.777%        05/15/2007           550,000        554,189
Continental Mortgage Home Equity 1996-4 A9                 6.880%        01/15/2028           600,000        610,688
Franchise Mortgage Acceptance Corp. 1997-1A                7.350%        07/15/2027           469,605        491,251
Green Tree Financial Corp. 1997-6 B2 Non-ERISA             7.750%        01/15/2029           250,000        244,707
Greentree Acceptance Corp. 1997-5 M1                       6.950%        05/15/2029           500,000        508,516
IMC Home Equity Loan 1998-1 M1 Non-ERISA                   7.030%        03/20/2028           675,000        684,914
Oakwood Mortgage Investments 1997-D B1 Non-ERISA           7.325%        02/15/2028           550,000        545,875
Preferred Credit Corp. 1997-1 A6 Non-ERISA                 7.590%        07/25/2026           300,000        309,563
Residential Funding 1997-HS5 M1                            7.010%        05/25/2027           550,000        554,727
TMS Home Equity 1996-A5 ERISA                              6.850%        06/15/2019           100,000        100,766
TMS Home Equity 1996-DA9 ERISA                             7.000%        04/15/2028           625,000        638,863
Vanderbilt Mtg 1998-A 1B2 Non-ERISA                        7.690%        04/07/2028           825,000        836,602
                                                                                                        ------------
Total Asset Backed (Cost $7,663,668)                                                                       7,726,163
                                                                                                        ------------

Collateralized Mortgage Obligations -- 7.4%
Citicorp Mortgage Sec. Inc. 1997-5 A PAC                   6.500%        11/25/2027           550,000        551,375
FNMA REMIC 1994-81 PJ                                      8.000%        07/25/2023           175,000        190,805
GE Capital Mortgage 1997-13 A-3 NAS                        6.750%        12/25/2013           539,671        544,265
Housing Securities, Inc. 1994-2 A1                         6.500%        07/25/2009           318,730        318,703
Norwest Asset Sec. Corp. 1998-3 A5                         6.750%        02/25/2013           737,999        745,840
Norwest Asset Sec. Corp. 1998-8 A                          6.500%        04/25/2013         1,440,732      1,437,580
Prudential Home Mortgage 1992-25 B1 NAS 144A               8.000%        08/25/2022           652,395        693,885
Residential Funding 1998-S4 A4 NAS                         6.500%        02/25/2013         1,431,483      1,441,324
                                                                                                        ------------
Total Collateralized Mortgage Obligations (Cost
   $5,898,108)                                                                                             5,923,777
                                                                                                        ------------

Corporate -- 27.2%

Bank Bonds -- 5.7%
Banco Latinoamericano 144A Notes                           6.500%        04/02/2001           450,000        449,595
Bank Sub. Midlantic Cap. Notes                             9.875%        12/01/1999           193,000        202,642
Bank United Corp. Notes+                                   8.875%        05/01/2007           525,000        575,453
BankBoston Corp. Notes                                     6.375%        04/15/2008           500,000        499,035
Branch Bank & Trust Notes                                  6.375%        06/30/2005         1,000,000        997,480
Centura Capital Trust 144A NC '07+                         8.845%        06/01/2027           350,000        390,394
Fleet Bank Notes+                                          6.450%        10/30/2000            75,000         75,859
Hubco Capital Trust                                        8.980%        02/01/2027           500,000        568,355
Key Corp. Sub. Notes NC '08                                6.500%        04/15/2008           550,000        555,896
Union Planters Corp. Sub. Notes                            6.250%        11/01/2003           240,000        238,584
                                                                                                        ------------
                                                                                                           4,553,293
                                                                                                        ------------

Financial -- 13.6%
American Annuity Group Senior Notes                        6.875%        06/01/2008           300,000        300,924

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security                                                    Rate          Maturity           Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Financial (continued)
American Health Properties REIT Notes+                     7.500%        01/15/2007        $  175,000   $    181,676
Amerus Capital Life Notes NC '07                           8.850%        02/01/2027           375,000        400,391
Carramerica REIT 144A Notes                                6.875%        03/01/2008           450,000        449,154
Colonial Realty Medium Term Notes                          7.160%        01/17/2003           150,000        155,051
Colonial Realty Medium Term Notes                          6.960%        07/26/2004           500,000        507,130
Conseco Finance Trust Cap. Notes+                          8.700%        11/15/2026           450,000        508,356
Conseco Finance Trust Cap. Notes                           8.796%        04/01/2027           550,000        627,715
Contifinancial Corp. Senior Notes                          7.500%        03/15/2002           750,000        750,300
Florida Property & Casualty 144A Notes                     7.250%        07/01/2002           250,000        258,645
Florida Windstorm 144A Notes                               6.700%        08/25/2004           225,000        229,957
Hutchison Whampoa Finance Hong Kong 144A                   7.450%        08/01/2017           200,000        159,320
IRT Prop. Senior Notes, REIT                               7.250%        08/15/2007           325,000        338,215
Lehman Brothers Notes                                      6.250%        04/01/2003           500,000        500,625
Meditrust REIT Notes                                       7.375%        07/15/2000           275,000        276,815
MMI Capital Trust Notes                                    7.625%        12/15/2027           725,000        746,170
Phoenix Re-Insurance Corp.                                 8.850%        02/01/2027           550,000        595,282
Realty Income Corp. Notes                                  7.750%        05/06/2007           375,000        398,314
Security Capital Notes                                     7.625%        07/01/2017           500,000        517,585
Simon Debartolo Group LP Notes                             6.875%        10/27/2005           350,000        349,293
Spieker Properties REIT                                    6.650%        12/15/2000           100,000        100,704
Summit Properties Notes REIT                               7.200%        08/15/2007           250,000        253,363
Sun Communities, Ltd. Senior Notes                         7.375%        05/01/2001           175,000        179,536
Susa Partnership - Storage USA Inc. REIT Notes             7.125%        11/01/2003           200,000        204,584
TIG Holdings Capital 144A                                  8.597%        01/15/2027           600,000        648,546
Trinet Corp. Realty Trust Notes                            7.300%        05/15/2001           400,000        406,332
UCFC Home Equity Loan 1996                                 7.700%        01/15/2004           150,000        148,148
United Companies Financial Corp. Senior Notes              7.000%        07/15/1998           375,000        375,068
Wharf Capital Notes                                        7.625%        03/13/2007           375,000        296,363
                                                                                                        ------------
                                                                                                          10,863,562
                                                                                                        ------------

Industrial Bonds -- 7.9%
Blount, Inc. Notes                                         7.000%        06/15/2005           600,000        590,622
Cominco Ltd. Notes                                         6.875%        02/15/2006           449,000        443,091
Georgia Pacific Senior Notes                               9.950%        06/15/2002           350,000        393,369
Guandong Enterprises 144A Senior Notes                     8.875%        05/22/2007           700,000        520,590
Idex Corp. Senior Notes                                    6.875%        02/15/2008           650,000        647,446
La Quinta Inns, Inc. Medium Term Notes                     7.110%        10/17/2001           300,000        302,808
Quantum Health Sub. Deb. Notes                             4.750%        10/01/2000           725,000        695,297
Toro Co. Deb. Notes                                        7.800%        06/15/2027           500,000        537,535
U.S. Filter Corp. 144A Notes PT '03 NC '03                 6.500%        05/15/2013           725,000        726,131
USA Waste Services, Inc. Senior Notes                      6.500%        12/15/2002           700,000        702,828
Wisconsin Central Transportation Notes                     6.625%        04/15/2008           800,000        798,464
                                                                                                        ------------
                                                                                                           6,358,181
                                                                                                        ------------
Total Corporate (Cost $21,545,806)                                                                        21,775,036
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security                                                    Rate          Maturity           Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Government/Other -- 8.9%

Yankee Bonds -- 8.9%
Abitibi, Inc. Notes                                        6.950%        04/01/2008        $  700,000   $    707,280
Amvescap 144A Senior Notes                                 6.600%        05/15/2005           700,000        707,665
Edperbrascan Ltd. Notes+                                   7.375%        10/01/2002         1,100,000      1,131,108
Gruma SA 144A Notes                                        7.625%        10/15/2007           525,000        499,013
Lite-On Tech 144A                                          0.000%        12/15/2002           700,000        700,000
Merita Bank                                                7.500%        12/29/2049           200,000        207,388
Royal Caribbean Cruise Senior Notes                        7.500%        10/15/2027           550,000        574,783
Se Banken Perpetral 10 Yr. Step Up 144A                    8.125%        09/06/2049           250,000        268,035
Societe Generale Step Up 144A                              7.850%        04/29/2049           750,000        791,250
St. Georges Bank 144A                                      7.150%        10/15/2005           675,000        694,116
Svenska Handelsbanken Step Up 144A                         7.125%        03/29/2049           400,000        409,660
Tata Engineering & Locomotive 144A Notes                   7.875%        07/15/2007           525,000        448,560
                                                                                                        ------------
                                                                                                           7,138,858
                                                                                                        ------------
Total Government/Other (Cost $7,090,627)                                                                   7,138,858
                                                                                                        ------------
Non-Agency -- 5.4%

Pass Thru Securities -- 5.4%
BankBoston 1997-B Non-Erisa 144A                           6.730%        04/25/2000           316,364        315,660
Chase Commercial Mortgage 1996-1E Non-ERISA                7.600%        06/18/2008           725,000        740,378
Merrill Lynch Mortgage Investments
  1996-C2 E Non-ERISA                                      6.960%        11/21/2028           400,000        389,000
Merrill Lynch Mortgage Investment
  1997-D Non-ERISA                                         7.120%        06/18/2029           500,000        505,625
Morgan Stanley Capital 1997-WF1 E                          7.490%        05/15/2009           500,000        510,391
Mortgage Capital Funding 1996 MC1A-C Non-ERISA             7.800%        04/15/2006           100,000        107,125
Residential Funding 1998-S9 A1                             6.500%        04/25/2013           425,265        492,705
Resolution Trust Corp. 1993-C3 E Non-ERISA                 7.100%        12/25/2024           489,515        489,661
Resolution Trust Corp. 1994-C1 C Non-ERISA                 8.000%        06/25/2026           525,000        535,336
Resolution Trust Corp. 1994-C2 C Non-ERISA                 8.000%        04/25/2025            75,000         75,914
Resolution Trust Corp. 1995-2 CA1                          7.450%        05/25/2029           130,053        156,991
                                                                                                        ------------
                                                                                                           4,318,786
                                                                                                        ------------
Total Non-Agency (Cost $4,264,956)                                                                         4,318,786
                                                                                                        ------------
U.S. Government Agency -- 27.6%

Pass Thru Securities -- 27.6%
FHLMC+                                                     6.500%  06/01/2012 - 04/01/2028  1,661,600      1,666,980
FHLMC Gold 15 Yr. E00483                                   6.000%        03/01/2012           470,038        466,659
FNMA                                                       6.000%  08/01/2011 - 01/01/2012  1,475,038      1,459,733
FNMA                                                       6.500%  04/01/2013 - 06/01/2028  2,450,572      2,442,934
FNMA+                                                      7.000%  11/01/2023 - 07/01/2028  6,306,045      6,395,887
FNMA                                                       8.000%        12/01/2012           667,335        691,219
FNMA WAM 30.0 323159                                       7.500%        05/01/2028           781,461        801,482
GNMA                                                       7.000%  10/15/2025 - 01/15/2026  1,012,425      1,028,590
GNMA                                                       7.500%  11/15/2025 - 10/15/2026    861,581        885,561

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security                                                    Rate          Maturity           Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
GNMA                                                       8.000%  09/15/2017-07/15/2028   $5,965,210   $  6,191,797
                                                                                                        ------------
Total U.S. Government Agency (Cost $21,772,061)                                                           22,030,842
                                                                                                        ------------
U.S. Treasury Obligations -- 9.0%

Treasury Bonds -- 7.4%
U.S. Treasury Bond+                                        8.125%        08/15/2019         1,970,000      2,542,521
U.S. Treasury Bond                                         6.625%        02/15/2027         2,975,000      3,359,430
                                                                                                        ------------
                                                                                                           5,901,951
                                                                                                        ------------
Treasury Notes -- 1.6%
U.S. Treasury Note++                                       5.750%        12/31/1998           550,000        551,117
U.S. Treasury Note+                                        6.250%        10/31/2001           100,000        102,078
U.S. Treasury Note+                                        5.875%        11/15/1999           650,000        652,945
                                                                                                        ------------
                                                                                                           1,306,140
                                                                                                        ------------
Total U.S. Treasury Obligations (Cost $7,049,527)                                                          7,208,091
                                                                                                        ------------

TOTAL BONDS AND NOTES (COST $75,284,753)                                                                  76,121,553
                                                                                                        ------------

                                                                                                          Value
Security                                                                                   Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.4%
Equity Office Properties Trust 144A CVT                                                        13,000        575,250
Societe Generale Step Up                                                                      555,000        548,007

TOTAL PREFERRED STOCKS (COST $1,203,499)                                                                   1,123,257
                                                                                                        ------------

WARRANTS -- 0.0%

Financial -- 0.0%
Equity Office Properties Warrants                                                               5,000          4,250
                                                                                                        ------------

TOTAL WARRANTS (COST $4,000)                                                                                    4,250
                                                                                                        ------------

                                                                                            Contract        Value
Security                                                                                      Size        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.1%
UST 5.50% Call, Strike Price 99.984, 7/8/98                                                    56,000          3,500
UST 5.625% Call, Strike Price 100.648, 8/6/98                                                   2,000          2,031
UST 6.125% Call, Strike Price 109.516, 11/9/98                                                 14,000         19,031
UST 5.625% Call, Strike Price 100.469, 9/4/98                                                   7,000          8,750
UST 5.625% Call, Strike Price 101.6093, 9/8/98                                                  9,450          9,598
UST 5.625% Call, Strike Price 100.547, 9/9/98                                                   9,310         11,456
                                                                                                        -------------
TOTAL PURCHASED OPTIONS (COST $47,030)                                                                        54,366
                                                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Fixed Income Fund II

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security                                                    Rate          Maturity           Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.5%

U.S. Government Agency -- 5.2%
FNMA Discount Note+                                        5.500%         07/17/98         $4,200,000   $  4,189,626
                                                                                                        ------------
                                                                                                           4,189,626
                                                                                                        ------------
Commercial Paper -- 2.0%
Texaco Inc.                                                5.500%         08/10/98          1,600,000      1,584,960
                                                                                                        ------------
                                                                                                           1,584,960
                                                                                                        ------------
Repurchase Agreements -- 0.3%
Prudential Bache Repurchase Agreement, dated 6/30/98, due 7/01/98, with a maturity value of $202,347 and an effective yield of 5.32%, collateralized by
U.S. Government Agency Obligations with rates ranging from 6.22% to 7.84%, with maturity dates ranging from 1/05/07 to 4/01/29, and with an aggregate market value
of $206,366.                                                                                                 202,317
                                                                                                        ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,982,377)                                                             5,976,903
                                                                                                        ------------

TOTAL INVESTMENTS -- 104.2% (COST $82,521,659)                                                          $ 83,280,329

Other Assets, Less Liabilities -- (4.2)%                                                                  (3,319,613)
                                                                                                        ------------

NET ASSETS -- 100%                                                                                      $ 79,960,716
                                                                                                        ============

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust
UST - United States Treasury
(a) Variable Rate Security; rate indicated is as of 6/30/98.
+   Denotes all or part of security pledged as a margin deposit (Note 6).
++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund II (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost basis. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Board of Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount on debt securities when required for federal income tax purposes.

      D. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. Deferred organization cost

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized, on a straight-line basis, through June, 2000.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      F. Distributions to shareholders

      Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for financial futures contracts and option transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in-capital, undistributed net investment income and accumulated net realized gains (losses).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. SA&W voluntarily agreed to limit the Fund's total operating expense to 0.40% of the Fund's average daily net assets for the Fund's fiscal six months ended June 30, 1998. Pursuant to this agreement, SA&W voluntarily did not impose $78,102 of its investment advisory fee. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six month period ended June 30, 1998 were as follows:

                                                                     Purchases       Sales
                                                                    -----------   -----------
      U.S. Government Securities.................................   $52,293,349   $46,802,829
                                                                    ===========   ===========
      Investments (non-U.S. Government Securities)...............   $20,403,466   $11,720,876
                                                                    ===========   ===========

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                            Six Months Ended         Year Ended
                                                              June 30, 1998      December 31, 1997
                                                           ------------------    -----------------
      Shares sold.......................................           840,405            2,028,481
      Shares issued to shareholders in payment of
         distributions declared.........................            71,582              142,698
      Shares redeemed...................................          (665,957)            (175,022)
                                                               -----------         ------------
      Net increase......................................           246,030            1,996,157
                                                               ===========         ============

      At June 30, 1998, four shareholders were record owners of approximately 26%, 19%, 15% and 11%, respectively, of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost...................................  $82,521,659
                                                         ===========

      Gross unrealized appreciation....................    1,321,973
      Gross unrealized depreciation....................     (563,303)
                                                         -----------
      Net unrealized appreciation......................  $   758,670
                                                         ===========

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks, and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the six months ended June 30, 1998 is as follows:

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Put Option Transactions
      ---------------------------------------------------------------------------------------

                                                                Number of
                                                                Contracts            Premiums
                                                               ------------        ----------
      Outstanding, beginning of period..........................        4          $   56,015
      Options written...........................................        2              43,531
      Options expired...........................................       (3)            (78,632)
      Options closed............................................       (1)             (6,102)
                                                                   ------          ----------
      Outstanding, end of period................................        2          $   14,812
                                                                   ======          ==========

      Written Call Option Transactions
      ---------------------------------------------------------------------------------------

                                                                Number of
                                                                Contracts            Premiums
                                                               ------------        ----------
      Outstanding, beginning of period..........................        3          $   12,711
      Options written...........................................        6              55,509
      Options expired...........................................       (2)            (22,078)
      Options closed............................................       (1)             (3,438)
                                                                   ------          ----------
      Outstanding, end of period................................        6              42,704
                                                                   ======          ==========

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1998, the Fund held the following futures contracts:

                                                                                    Underlying
                                                                                    Face/amount     Unrealized
      Contract                                        Position   Expiration Date     at value      Gain/(Loss)
      ---------------------------------------------   ---------  ---------------   ------------   ------------
      US Bond (CBT) (3 contracts).................      Long        9/30/98        $   370,781      $      415
      US 5 Yr. Note (21 contracts)................      Short       9/30/98          2,303,438           1,431
      US 10 Yr. Bond (5 contracts)................      Short       9/30/98            569,219             810
                                                                                                  ------------
                                                                                                    $    2,656
                                                                                                  ============

      At June 30, 1998, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Investment Trust
                          Standish Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)   Delayed Delivery Transactions:

      The Fund may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1998, the Fund entered into the following delayed delivery transactions:

      When Issued

         Type          Security            Settlement Date          Amount
      -----------   -------------       --------------------    ---------------

         Buy             GNMA                  7/21/98            $3,760,937
                                                                ===============

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                                Boston, MA 02111
                                 (800) 221-4795
                                                                         1023-98